MANAGERS MONEY MARKET FUND

Semi-Annual Report
May 31, 1999
(unaudited)
TABLE OF CONTENTS

	Page
President's Message.....................................................	1
The Managers Funds Performance............................................	3
	Complete performance table for all of The Managers Funds as of June 30, 1999
Managers Money Market Fund
	Statement of Assets and Liabilities......................................	4
		Fund balance sheet and Net Asset Value (NAV) per share computation
	Statement of Operations..................................................	4
		Detail of sources of income and fund level expenses
	Statement of Changes in Net Assets.....................................	5
		Detail of changes in fund assets and distributions to shareholders for the last two periods
	Financial Highlights...................................................	6
		Historical net asset values, distributions, total returns, expense ratios and net assets
	Notes to Financial Statements..........................................	7
		Accounting and distribution policies, details of agreements and transactions with fund
			management and description of certain investment risks
	Supplemental Data........................................................	10
		Results from the Special Meeting of Shareholders held on March 31, 1999
The Prime Money Market Portfolio (The commingled investment pool which
	holds all investable assets of  the Fund.)
	Schedule of Investments................................................	11
		Detailed portfolio listings by security type, as valued at May 31, 1999, of which
			Managers Money Market Fund owns a pro rata share
	Statement of Assets and Liabilities.....................................	16
		Portfolio's balance sheet
	Statement of Operations.................................................	16
		Detail of the Portfolio's sources of income, expenses, and realized gains
(losses) during the
			period
	Statement of Changes in Net Assets......................................	17
		Detail of changes in the Portfolio's assets during the past two periods
	Supplemental Data.......................................................	17
		Historical ratios of the Portfolio's expenses, net investment income and impact of expense
			reimbursements on the expense ratios
	Notes to Financial Statements.........................................	18
		The Portfolio's accounting policies and details of agreements and transactions with
			Portfolio management

Investments in Managers Money Market Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York or any other bank. Shares of the Fund are not federally insured by the
Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.

President's Message

Dear Fellow Shareholder:
 The first half of 1999 was an active period for both the financial markets and The Managers Funds. The U.S. economy continued to grow as low levels of unemployment and healthy stock market returns have enabled consumers to expand their spending habits. This is a major factor in the economy's strength.
In addition, a rebound in some of the emerging economies, particularly in the Far East has had a positive effect on U.S. businesses prospects for export growth.
 While these factors have driven stock prices higher so far this year, they have also raised the probability of price inflation. Early in the year, Federal Reserve Chairman Alan Greenspan noted the strength and publicly questioned the suitability of the third interest rate cut in late 1998. Then, at its May meeting, the Federal Reserve Board (the "Fed") changed its policy bias from neutral to tightening, sighting "the persistent strength in domestic demand, the reduced risks of economic weakness abroad, and the recovery in U.S. financial markets."
 Finally, in a widely anticipated move at the end of June, the Fed voted to increase short-term rates by 25 basis points (0.25%) to 5.0%. As a result of all of these factors, interest rates rose throughout the first half, and thus, bond prices moved lower in general. The yield on 5-year treasury notes rose more than one full percentage point during the six months ended May 31, 1999.
Although prices for below investment grade bonds bucked this trend as investors confidence in the respective companies improved with the perceived improvement in the global economy, many high quality and government bonds had negative total returns for the period. Short-term bonds, treasury bills and commercial paper, however, are far less interest rate sensitive and thus provided steady returns throughout the period. For the six months ended May 31, 1999, the Managers Money Market Fund returned 2.32%.
Meanwhile, an index of 3-month treasury bills returned 2.22%, and the return for
the IBC All Taxable Money Fund Average (an index compiled by IBC
Financial Data Corp. which serves as an appropriate benchmark for the Fund)
 was 2.17%.
     Changes in the portfolio's maturity positioning along with the manager's changes in asset mix added marginally to the overall performance during the period. Early in the year the management team at J.P. Morgan maintained the Fund's average maturity near the maximum target range of 60 days in order to take advantage of a steep yield curve
and in the belief that the Fed would wait until mid-year before raising rates.
 In
case there was an increase in rates, they utilized a bar-bell maturity structure
and

maintained a large position in floating rate notes.   Throughout the
second quarter the manager reduced the portfolio's average maturity in anticipation of the Fed's rate hike. On May 31, 1999, the Fund's average maturity was
54 days while the average maturity for the IBC All Taxable Money Fund
Average was 60 days. The manager continued shortening the average maturity throughout June and plans to maintain this position (in the low to mid 40-day range) for the near future. The portfolio continues to hold a large portion of floating rate notes and domestic commercial paper.
     The accompanying chart provides a breakdown of the portfolio as of May 31, 1999.
     As of May 31, 1999, the 30-day average annualized yield for the Fund was 4.50%. For comparison, the 30-day average yield for the IBC All Taxable Money Fund Average for the same period was 4.29%. The average seven-day simple yield for the IBC All Taxable Money Fund Average was 4.35% on June 30, 1999, and the seven-day compound yield was 4.44%. The simple and compound yields for the Managers Money Market Fund for the same period were 4.61%, and 4.71%, respectively.
     Not only has the Managers Money Market Fund performed within expectations, many of our fixed-income and equity mutual funds have had a successful first half of 1999. Please see page 3 for the performance results of all of our funds.
     Last but certainly not least, Robert Watson, our founder and president retired from The Managers Funds on April 1, 1999. I would like to take this opportunity to personally thank Bob for creating a first rate product for our shareholders
as well as assembling a top quality team of people to support our shareholders in
The Managers Funds. Importantly, Bob will remain on the Funds' Board of Trustees and will thus continue to be involved with The Managers Funds.
     As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.
     We thank you for your continued investment in The Managers Funds.

Sincerely,


/s/ Peter M. Lebovitz
Peter M. Lebovitz
President




The Managers Funds Performance (unaudited)
All Periods Ended June 30, 1999
				 Average Annual Total Returns*

		Six										Since		Inception 		Morningstar
Equity Funds:		Months+		1 Year		3 Years		5 Years		10 Years		Inception		Date
Rating**
Income Equity Fund		11.10%		11.84%		20.40%		20.62%		14.05%		15.48%		Oct. '84
PPPP
Capital Appreciation Fund		26.91%		49.68%		33.86%		28.80%		19.66%		19.01%
	Jun. '84		PPPPP
Special Equity Fund		11.81%		5.84%		13.82%		19.64%		15.30%		16.17%		Jun. '84
PPP
International Equity Fund		6.18%		3.61%		12.57%		12.52%		12.43%		14.00%
Dec. '85		PPPP
Emerging Markets
	Equity Fund	37.08%		25.56%		__		__		__		4.36%		Feb. '98		N/A

Income Funds:
Short & Intermediate
	Bond Fund	0.98%		3.75%		5.32%		5.80%		6.61%		7.97%		Jun. '84		PPPP
Bond Fund		4.51%		2.98%		9.12%		10.16%		9.47%		10.70%		Jun. '84		PPPP
Global Bond Fund		(9.56)%		5.05%		4.64%		5.68%		__		5.47%		Mar. '94		P
Money Market Fund		2.28%		4.92%		5.21%		5.12%		4.98%		5.84%		Jun. '84		N/A

Past performance is not a guarantee of future results.  Investment returns and principal value of mutual fund shares will fluctuate so that the redemption price may be more or less than the original purchase price.  For a prospectus including fees and expenses, please visit our website at www.managersfunds.com, or call The Managers Funds at (800)835-3879 or your investment adviser.  Read the prospectus carefully before you invest.
+	Not annualized.
*	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
  Returns for periods greater than one year are annualized.
**	Morningstar proprietary ratings reflect risk-adjusted performance through
 06/30/99 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns
(with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns.
For the three-, five- and ten-year periods, respectively, each of the Equity
 Funds rated other than the International Equity Fund was


Managers Money Market Fund
Statement of Assets and Liabilities
May 31, 1999 (unaudited)
Assets:
nagers Money Market Fund
Statement of Assets and Liabilities
May 31, 1999 (unaudited)
Assets:
	Investment in The Prime Money Market Portfolio ("Portfolio")			$56,051,943
	Prepaid expenses			11,729

	    Total assets			56,063,672

Liabilities:
	Dividends payable to shareholders			29,093
	Other accrued expenses			27,995

	    Total liabilities			57,088

Net Assets				$56,006,584

	Shares outstanding			56,006,584

	Net asset value, offering and redemption price per share			$1.00

Net Assets Represent:
	Paid-in capital			$56,006,584

Statement of Operations
For the six months ended May 31, 1999 (unaudited)
Investment Income from Portfolio:
	Interest income			$1,152,710
Expenses:
	Administration fees	$	56,273
	Transfer agent fees		25,178
	Registration fees		10,500
	Reports to shareholders		7,874
	Audit fees		4,098
	Accounting fees		2,994
	Legal fees		1,175
	Trustees' fees		650
	Miscellaneous expenses		4,404
	Allocated Portfolio expenses		33,783

	   Total expenses		146,929
	Less: Waiver of administration fees		(33,737)

	   Net expenses 			113,192

Net investment income				$1,039,518





Managers Money Market Fund
Statement of Changes in Net Assets
			For the
			six months ended			For the
			May 31, 1999			year ended
			(unaudited)			November 30, 1998
Increase (Decrease) in Net Assets
From Operations:
	Net investment income 		$	1,039,518 		$	1,894,525

Distributions to Shareholders:
	From net investment income 			(1,039,518)			(1,894,525)

From Capital Share Transactions
	(at a constant $1.00 per share):
	Proceeds from sale of shares			632,408,506 			601,974,751
	Net asset value of shares issued in
		connection with reinvestment of
		dividends 		868,560 			1,674,537
	Cost of shares repurchased		(622,552,099)			(594,911,842)

	Net increase from capital share
		transactions		10,724,967 			8,737,446

Total increase in net assets				10,724,967 			8,737,446

Net Assets:
	Beginning of period			45,281,617 			36,544,171

	End of period		$	56,006,584 		$	45,281,617





Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each period

				Six months										Eleven months
				ended										ended				Year ended
				May 31, 1999				Year ended November 30,						November 30,				 December 31,
				(unaudited)				1998		1997		1996		1995				1994

Net Asset Value,
	Beginning of Period				$1.000 			$1.000 		$1.000 		$1.000 			$1.000 				$1.000

Income from Investment
	Operations:
	Net investment income 				0.023 			0.052 		0.052 		0.054 			0.044 				0.035

Less Distributions to
	Shareholders from:
	Net investments income				(0.023)			(0.052)		(0.052)		(0.054)			(0.044)
		(0.035)

Net Asset Value,
	End of Period				$1.000 			$1.000 		$1.000 		$1.000 			$1.000 				$1.000


Total Return (c)					4.69%	(b)		5.30%		5.35%		5.53%			4.51%	(b)			3.61%


Ratio of net expenses to
	average net assets				0.50%	(b)		0.50%		0.40%		0.12%			1.13%	(b)			0.73%

Ratio of net investment
	income to average net assets				4.62%	(b)		5.17%		5.22%		5.35%			4.85%	(b)
			3.84%

Net assets at end of period
	(000's omitted)			$56,007 			$45,282 		$36,544 		$36,091 			$11,072
				$17,269


Expense Waiver (a)

Ratio of total expenses to
	average net assets				0.65%	(b)		0.70%		0.74%		0.75%			1.18%	(b)			1.03%

Ratio of total investment
	income to average net assets				4.47%	(b)		4.97%		4.88%		4.71%			4.80%	(b)
			3.54%


(a)		Ratio information assuming no waiver of investment advisory and management fees and/or
		administrative fees in effect for the periods presented, if applicable.
 (See Note 2).
(b)		Annualized.
(c)		The total returns would have been lower had certain expenses not been reduced during the
		periods shown.





Managers Money Market Fund (the "Fund") is a series of The Managers Funds
(the "Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the
 Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market
 Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.45% at May 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.  The financial statements of the P investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) Summary of Significant
	Accounting Policies
The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies follow on of its financial statements:

	(a) Valuation of Investments
Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

	(b) Security Transactions
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

	(c) Investment Income
	and Expenses
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

	(d) Dividends and Distributions
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

	(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the
 Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

	(f) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2)	Agreements and Transactions
	with Affiliates
The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, LLC (formerly The Managers Funds, L.P.), a subsidiary of Affiliated Managers Group, Inc., serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that ry with the Fund's shareholders.

As amended on April 1, 1999, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% of the Fund's average daily net assets per annum, 0.15% of which has been voluntarily waived for the six months ended
 May 31, 1999.
This waiver may be modified or terminated at any time at the sole discretion of the Administrator.

Effective April 1, 1999, the aggregate annual fee paid to each outside
Trustee for serving as a Trustee of the Trust has been increased to $16,000.
 In addition, the in-person and telephonic meeting fees the Trustees receive have been increased to $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.




At the Special Meeting of Shareholders of the Trust held on March 31, 1999, the following votes were recorded for Managers Money Market Fund (the "Fund").
  The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated February 2, 1999. Only proposals three and four related to the Fund:


	Proposal 3 - Expansion of the Board of Trustees
	Shares For	27,615,606
	Shares Against	779,508
	Shares Abstained	1,274,411


	Proposal 4 - Election of Trustees
	Trustee	Votes For	Withheld
	Madeline H. McWhinney	28,736,727	932,799
	Steven J. Paggioli	28,736,727	932,799
	Thomas R. Schneeweis	28,736,727	932,799
	Robert P. Watson	28,736,727	932,799
	Sean M. Healey	28,736,727	932,799
	Jack W. Aber	28,736,727	932,799
	William E. Chapman, II	28,736,727	932,799
	Edward J. Kaier	28,736,727	932,799
	Eric Rakowski	28,736,727	932,799


Pursuant to Article III, Section 1 of the By-Laws of the Trust and the 1940 Act, such total votes on each proposal represents a quorum of the outstanding shares of the Fund.




CERTIFICATES OF DEPOSIT-DOMESTIC (1.9%)
$	 171,000 	Nationsbank Corp.		01/05/00		5.000%		$	 170,980,293
	 59,000 	State Street Bank & Trust Co.		06/16/99		4.810		 59,000,000
		Total Certificates of Deposit-Domestic						 229,980,293
CERTIFICATES OF DEPOSIT-FOREIGN (16.9%)
	 350,000 	Abbey National PLC		06/11/99-05/11/00		5.220-5.720			 349,902,455
	 110,000 	Bank of Nova Scotia		02/25/00		5.160			 109,981,482
	 285,000 	Barclays Bank PLC		01/10/00		4.980			 284,980,802
	 325,000 	Bayerische Hypo Vereinsbank		02/22/00-04/25/00		5.130-5.150
	 324,887,861
	 50,000 	Bayerische Landesbank		07/22/99		5.645			 49,994,979
	 100,000 	Canadian Imperial Bank		02/07/00		5.010			 99,980,106
	 124,500 	Commerzbank		01/10/00-02/08/00		5.010-5.050			 124,471,526
	 150,000 	Credit Suisse First Boston		07/20/99		5.710			 150,000,000
	 125,000 	Deutsche Bank		01/11/00-02/02/00		4.970-5.020			 124,973,676
	 100,000 	Norddeutsche Landesbank Girozentra		02/18/00		5.090			 99,972,332
	 75,000 	Rabobank Nederland		01/10/00		4.980			 74,973,487
	 300,000 	Union Bank of Switzerland		01/13/00-05/19/00		5.080-5.285
		 299,900,126
		Total Certificates of Deposit-Foreign						 2,094,018,832
COMMERCIAL PAPER-DOMESTIC (28.7%)
	 542,078 	Alpine Securitization Corp.		06/01/99-07/09/99		4.820-4.950
		 541,830,483
	 120,000 	Aspen Funding Corp.		06/01/99		4.930			 120,000,000
	 180,000 	Asset Securitization Corp.		06/23/99		4.810			 179,470,900
	 374,700 	Bavaria Trust		06/14/99-07/23/99		4.820-4.830			 373,869,047
	 191,622 	Citibank Capital Market		06/11/99-06/14/99		4.870			 191,338,022
	 505,839 	CXC, Inc.		       06/01/99-06/23/99		4.800-4.930			 505,575,657
	 42,000 	General Electric Capital Corp.		06/14/99		4.790			 41,927,352
	 224,695 	Monte Rosa Capital		06/16/99-07/07/99		4.830-4.950			 223,831,919
	 273,000 	Morgan Stanley Dean Witter & Co.		06/09/99-06/10/99		4.810-4.830
	 272,705,005
	 300,000 	Newport Funding Corp.		06/01/99-06/17/99		4.820-4.930			 299,785,778
	 175,842 	Receivable Capital Corp.		06/09/99-06/18/99		4.810			 175,511,405
	 60,000 	Suntrust Bank, Inc.		06/09/99		4.790			 59,936,133
	 118,479 	Trident Capital, Inc.		06/03/99-06/11/99		4.810-4.840			 118,373,573
	 459,296 	Windmill Funding Corp.		06/04/99-06/18/99		4.810			 458,610,797
		Total Commercial Paper-Domestic						 3,562,766,071
COMMERCIAL PAPER-FOREIGN (0.3%)
	 37,000 	Halifax PLC		07/13/99		4.730		 36,795,822
CORPORATE BONDS (0.4%)
	 50,000 	IBM Credit Corp.		08/10/99		5.625		 49,991,082

FLOATING RATE NOTES (40.0%) (v)
$	 50,000 	American Express Centurion Bank, (resets monthly to one month
LIBOR-6 basis points)		06/18/99		4.840%		$	 50,000,000
	 50,000 	Asset Backed Securities Investment Trust, Series 1997-E, Class N,
 (resets monthly to one month LIBOR, due 10/15/03) (144A)		06/15/99(a)		4.903
			 50,000,000
	 60,000 	Banc One Corp., (resets monthly to one month LIBOR -6 basis points,
 due 10/01/99)		06/01/99(a)		4.841			 59,992,621
	 150,000 	Bankers Trust Co., (resets quarterly to one month LIBOR - 2.5 basis
points, due 04/14/00)		7/14/99(a)		4.975			 149,936,139
	 75,000 	Barclays Bank PLC, (resets daily to Prime rate -296 basis points,
 due 08/24/99)		06/01/99(a)		4.790			 74,987,918
	 98,000 	Bayerische Hypo Vereinsbank, (resets monthly to one month LIBOR-8
 basis points, due 05/15/00)		06/15/99(a)		4.823			 97,938,417
	 51,000 	CIT Group, Inc., (resets daily to Prime rate -280 basis points, due
 10/20/99)		06/01/99(a)		4.950			 51,001,911
	 25,000 	CIT Group, Inc., (resets daily to Prime rate -282 basis points, due
 11/02/99)		06/01/99(a)		4.930			 24,995,716
	 62,000 	CIT Group, Inc.,  (resets quarterly to three month LIBOR-2.5 basis
 points, due 01/14/00)		7/14/99(a)		4.975			 61,989,947
	 50,000 	CIT Group, Inc.,  (resets daily to Prime rate -275 basis points,
 due 02/14/00)		06/01/99(a)		5.000			 49,986,108
	 200,000 	CIT Group, Inc.,  (resets daily to Prime rate -285 basis points,
due 03/14/00)		06/01/99(a)		4.900			 199,938,190
	 22,500 	Citigroup, Inc., (resets quarterly to one month LIBOR +10 basis
 points, due 02/03/00)		08/03/99(a)		5.095			 22,520,625
	 125,000 	Comerica Bank, (resets monthly to one month LIBOR -6 basis points,
 due 01/20/00)		06/21/99(a)		4.861			 124,968,082
	 100,000 	Comerica Bank, (resets monthly to one month LIBOR -4.5 basis
points, due 02/14/00)		06/14/99(a)		4.855			 99,982,567
$	 148,500 	Comerica Bank, (resets daily to Prime rate -285 basis points,
 due 03/22/00)		06/01/99(a)		4.900%		$	 148,454,852
	 200,000 	Commerzbank, (resets daily to Prime rate -284.5 basis points, due
 02/11/00)		06/01/99(a)		4.905			 199,952,493
	 66,000 	Commerzbank, (resets daily to Prime rate -285 basis points, due
02/23/00)		06/01/99(a)		4.900			 65,980,897
	 100,000 	Crestar Bank, (resets daily to Prime rate -276 basis points, due
 03/01/00)		06/01/99(a)		4.990			 99,993,779
	 200,000 	Deutsche Bank, (resets daily to Prime rate -284 basis points, due
 02/11/00)		06/01/99(a)		4.910			 199,959,479
	 350,000 	First Union National Bank, (resets quarterly to three month
LIBOR-5.5 basis points, due 03/10/00)		08/18/99(a)		4.973			 349,977,259
	 25,000 	General Electric Capital Corp., Series A, (resets quarterly to
three month LIBOR-5 basis points, due 04/13/00)		07/13/99(a)		4.950
25,000,000
	 200,000 	General Electric Capital Corp., Series A, (resets quarterly to
 three month LIBOR-5 basis points, due 05/03/00)		08/03/99(a)		4.945
200,000,000
	 100,000 	IBM Corp., (resets quarterly to three month LIBOR -3.5 basis points,
due 10/22/99)		07/22/99(a)		4.965			 99,978,805
	 48,000 	Key Bank NA, (resets daily to Prime rate -291.5 basis points, due
09/03/99)		06/01/99(a)		4.835			 47,996,975
	 25,000 	Key Bank NA, (resets daily to Prime rate -287 basis points, due
10/13/99)		06/01/99(a)		4.880			 24,998,820
	 401,000 	LINCS, Series 1998-3, (resets monthly to one month LIBOR, due
 02/15/00)		06/11/99(a)		4.904			 401,000,000
	 325,000 	LINCS, Series 1998-4, Class 1, (resets monthly to one month LIBOR,
 due 02/18/00) (144A)		06/18/99(a)		4.903			 325,000,000
	 191,870 	Liquid Asset Backed Securities Trust, Series 1998-2, Class A,
(resets monthly to one month LIBOR, due 11/26/99) (144A)		06/26/99(a)		4.921
 191,831,549
	 110,000 	National City Bank, (resets daily to Prime rate -285 basis points,
 due 02/10/00)		06/01/99(a)		4.900	 109,962,492 		 109,962,492
	 200,000 	National City Bank, (resets daily to Prime rate -286 basis points, due
 03/10/00)		06/01/99(a)		4.890			 199,916,468
$	 150,000 	Pepsico, Inc., (resets quarterly to three month LIBOR -19 basis
points)		08/19/99		4.838%		$	 149,963,366
	 220,000 	RACERS 1998-MM-7-1, (resets monthly to one month LIBOR -1 basis
 point, due 08/13/99) (144A)		06/17/99(a)		4.893			 220,000,000
	 200,000 	RACERS 1998-MM-8-5, (resets monthly to one month LIBOR -1 basis
point, due 09/02/99) (144A)		06/02/99(a)		4.891			 200,000,000
	 248,500 	Royal Bank of Canada, (resets daily to Prime rate -285.5 basis
 points, due 02/17/00)		06/01/99(a)		4.895			 248,421,478
	 103,387 	Steers, (resets monthly to one month LIBOR +3 basis points, due
 11/15/99)		06/17/99(a)		4.933			 103,387,190
	 100,957 	Steers, Series 1997-A 36, (resets monthly to one month LIBOR + 3
 basis points, due 11/15/99)		06/17/99(a)		4.933			 100,957,519
	 100,000 	Toyota Motor Credit Corp., (resets quarterly to three month LIBOR
 + 4 basis points, due 10/22/99)		07/22/99(a)		5.040			 100,000,000
	 21,000 	Wells Fargo Co., Series J, (resets quarterly to three month LIBOR
 - 11 basis points, due 03/10/00)		06/10/99(a)		4.981			 20,990,122
		Total Floating Rate Notes						 4,951,961,784

TAXABLE MUNICIPALS (0.7%) (v)
	 43,690 	Jacksonville Health Facilities Authority Hospital Revenue, (resets
 weekly, due 08/15/19)		06/02/99(a)		4.900			 43,690,000
	 41,145 	Sacramento County, Series A, (resets quarterly to three month
 LIBOR + 5 basis points, due 08/15/14)		08/17/99(a)		5.100			 41,142,155
	 6,200 	Wake Forest University, (resets weekly, due 07/01/17)		06/02/99(a)
		4.920			 6,200,000
		Total Taxable Municipals						 91,032,155
TIME DEPOSITS - DOMESTIC (3.3%)
	 414,343 	Suntrust Bank Cayman		06/01/99		4.750			 414,343,000

TIME DEPOSITS - FOREIGN (7.3%)
$	 100,000 	Bank of Nova Scotia Toronto		06/01/99		4.844%		$	 100,000,000
	 200,000 	Bayerische Hypo Vereinsbank		06/01/99		4.875			 200,000,000
	 200,000 	Dresdner Bank Grand Cayman		06/01/99		4.813			 200,000,000
	 400,000 	Westdeutsche Landesbank		06/01/99		4.875			 400,000,000
		Total Time Deposits-Foreign						 900,000,000
		TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.5%)						 12,330,889,039
		OTHERS ASSETS IN EXCESS OF LIABILITIES (0.5%)							 60,647,786
		NET ASSETS (100.0%)						$12,391,536,825

 (a) The date listed under the heading maturity date represents an optional tender date or the next interest
	   rate reset date. The final maturity date is indicated in the security description.
 (v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step
	   coupon rate.
 144A- Securities restricted for resale to Qualified Institutional Buyers.

 LIBOR - London Interbank Offered Rate.





The Prime Money Market Portfolio
Statement of Assets and Liabilities
May 31, 1999 (unaudited)
Assets
	Investments at amortized cost and value					$12,330,889,039
	Interest receivable					63,927,462
	Receivable for investments sold					439,827
	Prepaid trustees' fees					3,203
	Prepaid expenses and other assets					38,430
		Total assets				12,395,297,961

Liabilities
	Due to custodian					2,257,255
	Advisory fee payable					1,120,087
	Administrative services fee payable					267,496
	Administration fee payable					12,628
	Fund services fee payable					9,665
	Accrued expenses					94,005
		Total liabilities				3,761,136

Net Assets
	Applicable to Investors' Beneficial Interests					$12,391,536,825

The Prime Money Market Portfolio
Statement of Operations
For the Six Months Ended May 31, 1999 (unaudited)
Investment Income
	Interest income 					$287,830,786

Expenses
	Advisory fee			$6,141,104
	Administrative services fee			1,469,698
	Custodian fees and expenses			514,294
	Fund services fee			114,876
	Administration fee			71,722
	Trustees' fees and expenses			47,007
	Miscellaneous			69,858
		Total Expenses				8,428,559

Net Investment Income						279,402,227
Net Realized Loss on Investments						(524,332)

Net Increase in Net Assets Resulting from Operations						$278,877,895




The Prime Money Market Portfolio
Statement of Changes in Net Assets
						For the Six
						Months Ended			For the Fiscal
						May 31, 1999			Year Ended
						(unaudited)			November 30, 1998
Increase in Net Assets

From Operations
	Net investment income					$	279,402,227 		$	339,699,391
	Net realized loss on investments					(524,332)			(55,967)
		Net increase in net assets resulting
			from operations			278,877,895 			339,643,424

Transactions in Investors' Beneficial Interests
	Contributions					55,639,729,840 			48,705,487,837
	Withdrawals					(51,307,294,816)			(45,584,553,162)
		Net increase from investors' transactions				4,332,435,024 			3,120,934,675
		Total increase in net assets				4,611,312,919 			3,460,578,099

Net Assets
Beginning of period						7,780,223,906 			4,319,645,807
End of period						$	12,391,536,825 		$	7,780,223,906


Supplemental Data
				For the
				Six Months
				Ended
				May 31, 1999		For the Fiscal Year Ended November 30,
				(unaudited)		1998		1997		1996		1995		1994
Ratios to Average Net Assets
       Net expenses				0.15%(a)		0.17%		0.18%		0.19%		0.19%		0.20%	a
       Net investment income				4.95%(a)		5.48%		5.43%		5.29%		5.77%		3.90%	a
       Expenses without
           reimbursement				--		--		--		0.19%		--		0.20%

(a) Annualized



1.	Organization and Significant
	Accounting Policies

The Prime Money Market Portfolio (the "portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consist with the preservation of capital and same daily liquidity. The portfolio commenced operations on July 12, 1993. The
 Declaration of Trust permits the trustees to issue an
 .

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

	a) Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, t iquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

	b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

	c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2.	Transactions with Affiliates

	a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust
 Company of New York ("Morgan'') and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.
For the six months ended May 31, 1999, such fees amounted to $6

	b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio,
FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliate
d with FDI.  The portfolio has agreed to pay FDI fees equal to al complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI.  For the six months ended May 31, 1999, the fee for these services amounted to $71,722.

	c) The portfolio has an Administrative Services Agreement (the "Services Agreement'') with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (th Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and
0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services
 For the six months ended May 31, 1999, the fee for these services amounted to $1,469,698.

	d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group'') to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $114,876 for the six months ended May 31, 1999.

	e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan
Institutional Funds, the master portfolios and J.P. Morgan Series Trust.
  The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses.
 The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his ro
ocated portion of such
compensation and benefits included in the Fund Services Fee shown in the financial statements was $24,100.





FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Swidler Berlin Shereff
 Friedman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
----------------
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Co., LLC
  Roxbury Capital Management, LLC

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  Rexiter Capital Management Limited

INCOME FUNDS:
------------------------

MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners


www.managersfunds.com